INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
INCOME TAX
NOTE 9. INCOME TAX
The Company’s net deferred tax assets (liability) at December 31, 2021 is as follows:

December 31, 2021

Deferred tax assets (liability)
Net operating loss carryforward	$40,116
Startup/Organization Expenses	361,022

Total deferred tax assets (liability)	401,138
Valuation Allowance	(401,138)

Deferred tax assets (liability), net of allowance	$—

The income tax provision for the period from January 5, 2021 (inception) through December 31, 2021 consists of the following:

December 31, 2021

Federal
Current	$—
Deferred	(401,138)
State and Local
Current	—
Deferred	—
Change in valuation allowance	401,138

Income tax provision	$—

As of December 31, 2021, the Company had a total of $191,032 U.S. federal net operating loss carryovers available to offset future taxable income. The federal net operating loss can be carried forward indefinitely.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from January 5, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $401,138.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

December 31, 2021

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of over-allotment liability	(0.5)%
Valuation allowance	(20.5)%

Income tax provision	0.0%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants, and the recording of full valuation allowances on deferred tax assets.
The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 2021 remain open and subject to examination.

Branded Online Inc dba Nogin [Member]
INCOME TAX
8.	INCOME TAXES
The income tax expense for the six months ended June 30, 2022 was $65 thousand and income tax benefit of $284 thousand for the six months ended June 30, 2021. Income tax expense differs from the income taxes expected at the U.S. federal statutory tax rate of 21%, primarily due to state taxes and additional valuation allowance for the six months ended June 30, 2022.

8.	INCOME TAXES
Income tax expense for the years ended December 31, 2021, 2020 and 2019 consists of the following (in thousands):

	For the Years Ended December 31,
	2021	2020	2019
Current:
Federal	$—	$—	$—
State	1	190	25

Total	1	190	25

Deferred:
Federal	371	—	—
State	803	—	—

Total	$1,174	—	—

Income tax expense	$1,175	$190	$25

The provision for income taxes differs from that computed by applying the federal statutory tax rate as follows:

	For the Years Ended December 31,
	2021	2020	2019
U.S. federal statutory tax rate	21%	21%	21%
State income taxes, net of federal benefit	57%	(20)%	78%
PPP Loan	(43)%	—%	—
Return to provision	11%	11%	268%
Other Adjustments	2%	—	—
Change in Valuation allowance	58%	(32)%	(268)%

Effective tax rate	106%	(20)%	99%

The tax effects of significant items comprising the Company’s deferred taxes as of December 31, 2021 and 2020 are as follows (in thousands):

	For the Years Ended December 31,
	2021	2020
Deferred Tax Assets:
Net operating loss and other tax attributes carryforwards	$4,950	$2,654
Reserve for doubtful accounts	62	120
Accrued Expenses	343	277
Deferred state tax	169	—
163(j) interest limitation	166	—
Amortization	58	189

	$5,748	$3,240

Deferred Tax Liabilities
Depreciation	$(73)	$—
Other deferred tax liabilities	(26)	—
Unrealized gain (loss) on joint venture	(2,541)	—

	(2,640)	—

Valuation allowance	(4,282)	(3,240)

Net deferred tax liability	$(1,174)	$—

Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carry forward period. Based on the Company’s operating losses for each of the three years ended December 31, 2021, and the available evidence, the Company has established a valuation allowance against its net deferred tax assets. If sufficient evidence of the Company’s ability to generate future taxable income becomes apparent, the valuation allowance may be removed or reduced.
As of December 31, 2021 and 2020, the Company had cumulative net operating loss (“NOL”) carryforwards for federal income tax purposes of approximately $17.5 million and $9.6 million, respectively, which begin to expire in 2031. The Company has remaining cumulative net operating loss carryforwards for state income tax purposes of approximately $18.1 million and $9.1 million as of December 31, 2021 and 2020, respectively, which also begin to expire in 2031. Use of these NOL carryforwards may be limited under Internal Revenue Code (“IRC”) Section 382 if the Company experiences an ownership change as defined in IRC Section 382. The Company has not completed a study to assess NOL’s under IRC Section 382. The Company will perform an analysis when the Company reaches a position of taxable income requiring the use of NOL carryforwards.
As of December 31, 2021 and 2020, the Company had no uncertain tax positions or potential losses related to uncertain tax positions.